Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2013
Amounts Outstanding for Loans and Leases by Segment and Class

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31,
(In Millions)	2013	2012
Commercial
Commercial and Institutional	$7,375.8	$7,468.5
Commercial Real Estate	2,955.8	2,859.8
Lease Financing, net	975.1	1,035.0
Non-U.S.	954.7	1,192.3
Other	358.6	341.6

Total Commercial	12,620.0	12,897.2

Personal
Residential Real Estate	10,271.3	10,375.2
Private Client	6,445.6	6,130.1
Other	48.6	102.0

Total Personal	16,765.5	16,607.3

Total Loans and Leases	$29,385.5	$29,504.5
Allowance for Credit Losses Assigned to Loans and Leases	(278.1)	(297.9)

Net Loans and Leases	$29,107.4	$29,206.6

Components of Net Investment in Direct Finance and Leveraged Leases

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31,
(In Millions)	2013	2012
Direct Finance Leases:
Lease Receivable	$189.4	$239.2
Residual Value	143.1	162.2
Initial Direct Costs	2.5	3.5
Unearned Income	(31.1)	(43.5)

Investment in Direct Finance Leases	303.9	361.4

Leveraged Leases:
Net Rental Receivable	544.4	559.9
Residual Value	295.6	297.9
Unearned Income	(168.8)	(184.2)

Investment in Leveraged Leases	671.2	673.6

Lease Financing, net	$975.1	$1,035.0

Future Minimum Lease Payments to be Received

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2014	$44.7
2015	40.5
2016	30.4
2017	27.0
2018	19.1

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5" and "6 to 9" (Watch List) Categories

Loan and lease segment and class balances at December 31, 2013 and 2012 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9” (watch list), categories.

	DECEMBER 31, 2013				DECEMBER 31, 2012
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$4,432.5	$2,801.5	$141.8	$7,375.8	$4,291.8	$3,040.6	$136.1	$7,468.5
Commercial Real Estate	1,053.7	1,748.7	153.4	2,955.8	888.6	1,710.9	260.3	2,859.8
Lease Financing, net	685.7	285.0	4.4	975.1	647.1	382.3	5.6	1,035.0
Non-U.S.	442.8	511.9	–	954.7	542.7	646.6	3.0	1,192.3
Other	157.7	200.9	–	358.6	167.2	174.4	–	341.6

Total Commercial	6,772.4	5,548.0	299.6	12,620.0	6,537.4	5,954.8	405.0	12,897.2

Personal
Residential Real Estate	3,204.6	6,563.6	503.1	10,271.3	3,003.3	6,868.2	503.7	10,375.2
Private Client	3,957.6	2,481.2	6.8	6,445.6	3,741.3	2,365.4	23.4	6,130.1
Other	21.2	27.4	–	48.6	50.0	52.0	–	102.0

Total Personal	7,183.4	9,072.2	509.9	16,765.5	6,794.6	9,285.6	527.1	16,607.3

Total Loans and Leases	$13,955.8	$14,620.2	$809.5	$29,385.5	$13,332.0	$15,240.4	$932.1	$29,504.5

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the other real estate owned and total nonperforming asset balances, as of December 31, 2013 and 2012.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2013
Commercial
Commercial and Institutional	$7,332.3	$5.0	$12.1	$3.3	$7,352.7	$23.1	$7,375.8
Commercial Real Estate	2,881.1	4.1	14.6	6.8	2,906.6	49.2	2,955.8
Lease Financing, net	975.1	–	–	–	975.1	–	975.1
Non-U.S.	954.7	–	–	–	954.7	–	954.7
Other	358.6	–	–	–	358.6	–	358.6

Total Commercial	12,501.8	9.1	26.7	10.1	12,547.7	72.3	12,620.0

Personal
Residential Real Estate	9,934.4	129.3	15.6	2.9	10,082.2	189.1	10,271.3
Private Client	6,404.2	29.1	7.5	3.4	6,444.2	1.4	6,445.6
Other	48.6	–	–	–	48.6	–	48.6

Total Personal	16,387.2	158.4	23.1	6.3	16,575.0	190.5	16,765.5

Total Loans and Leases	$28,889.0	$167.5	$49.8	$16.4	$29,122.7	$262.8	$29,385.5

			Other Real Estate Owned			$11.9

			Total Nonperforming Assets			$274.7

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2012
Commercial
Commercial and Institutional	$7,433.4	$6.4	$5.5	$1.6	$7,446.9	$21.6	$7,468.5
Commercial Real Estate	2,782.0	6.9	13.1	1.4	2,803.4	56.4	2,859.8
Lease Financing, net	1,035.0	–	–	–	1,035.0	–	1,035.0
Non-U.S.	1,192.3	–	–	–	1,192.3	–	1,192.3
Other	341.6	–	–	–	341.6	–	341.6

Total Commercial	12,784.3	13.3	18.6	3.0	12,819.2	78.0	12,897.2

Personal
Residential Real Estate	10,096.3	68.1	25.7	10.5	10,200.6	174.6	10,375.2
Private Client	6,091.3	14.8	16.3	5.5	6,127.9	2.2	6,130.1
Other	102.0	–	–	–	102.0	–	102.0

Total Personal	16,289.6	82.9	42.0	16.0	16,430.5	176.8	16,607.3

Total Loans and Leases	$29,073.9	$96.2	$60.6	$19.0	$29,249.7	$254.8	$29,504.5

			Other Real Estate Owned			$20.3

			Total Nonperforming Assets			$275.1

Impaired Loans By Segment and Class

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2013			AS OF DECEMBER 31, 2012
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance
Commercial and Institutional	$12.2	$18.1	$–	$15.1	$19.3	$–
Commercial Real Estate	46.6	57.1	–	64.9	76.9	–
Lease Financing, net	4.4	4.4	–	4.6	4.6	–
Residential Real Estate	185.0	227.8	–	131.3	165.7	–
Private Client	0.8	0.8	–	0.8	1.0	–
With a related specific allowance
Commercial and Institutional	9.6	12.1	$3.6	8.1	10.2	2.8
Commercial Real Estate	26.7	31.5	4.5	32.3	33.8	8.2
Residential Real Estate	8.1	8.7	2.3	11.8	13.0	6.1
Private Client	–	–	–	0.9	0.9	0.9
Total
Commercial	99.5	123.2	8.1	125.0	144.8	11.0
Personal	193.9	237.3	2.3	144.8	180.6	7.0

Total	$293.4	$360.5	$10.4	$269.8	$325.4	$18.0

	YEAR ENDED DECEMBER 31, 2013		YEAR ENDED DECEMBER 31, 2012
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance
Commercial and Institutional	$11.7	$0.2	$22.7	$0.1
Commercial Real Estate	42.4	0.9	51.6	1.2
Lease Financing, net	4.5	0.2	3.8	–
Residential Real Estate	160.2	2.5	117.3	0.8
Private Client	10.2	–	1.6	–
With a related specific allowance
Commercial and Institutional	12.5	–	6.9	–
Commercial Real Estate	31.0	–	23.3	–
Lease Financing, net	0.7	–	–	–
Residential Real Estate	5.7	–	14.3	–
Private Client	4.0	–	1.0	–
Total
Commercial	102.8	1.3	108.3	1.3
Personal	180.1	2.5	134.2	0.8

Total	$282.9	$3.8	$242.5	$2.1

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances

The following tables provide, by segment and class, the number of loans and leases modified in TDRs during the years ended December 31, 2013 and 2012, and the recorded investments and unpaid principal balances as of December 31, 2013 and 2012.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2013 Commercial
Commercial and Institutional	14	$3.4	$4.7
Commercial Real Estate	12	27.7	36.2

Total Commercial	26	31.1	40.9

Personal
Residential Real Estate	168	49.1	60.0
Private Client	9	12.9	12.9

Total Personal	177	62.0	72.9

Total Loans and Leases	203	$93.1	$113.8

Note: Period end balances reflect all paydowns and charge-offs during the year.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2012
Commercial
Commercial and Institutional	3	$0.6	$1.2
Commercial Real Estate	13	36.6	39.2
Lease Financing, net	1	4.7	4.7

Total Commercial	17	41.9	45.1

Personal
Residential Real Estate	116	15.9	22.0
Private Client	1	0.8	0.8

Total Personal	117	16.7	22.8

Total Loans and Leases	134	$58.6	$67.9

Note: Period end balances reflect all paydowns and charge-offs during the year.